LEASES - Future minimum payments (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
LEASES
2025	$ 99,576
2026	84,582
2027	13,901
2028	9,674
2029	9,674
Thereafter	6,449
Total lease payments	223,856
Less: imputed interest	(14,393)
Total operating lease liabilities	$ 209,463	$ 244,183